Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Capital In Excess of Par Value	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2010	$ 28,282	$ 7,037	$ 415	$ 19,560	$ (110)	$ 1,380
Comprehensive income:
Net income	4,146			4,146
Change in net unrealized gains on securities available for sale, net of deferred income taxes	(64)					(64)
Total Comprehensive Income	4,082
Issuance of stock in connection with dividend reinvestment plan 4,492 and 4,109 shares in 2012 and 2011 respectively	128	21	107
Cash dividends, $0.98 per share and $0.750 per share in 2012 and 2011 respectively	(1,054)			(1,054)
Ending Balance at Dec. 31, 2011	31,438	7,058	522	22,652	(110)	1,316
Comprehensive income:
Net income	4,532			4,532
Change in net unrealized gains on securities available for sale, net of deferred income taxes	43					43
Total Comprehensive Income	4,575
Issuance of stock in connection with dividend reinvestment plan 4,492 and 4,109 shares in 2012 and 2011 respectively	177	22	155
Cash dividends, $0.98 per share and $0.750 per share in 2012 and 2011 respectively	(1,382)			(1,382)
Ending Balance at Dec. 31, 2012	$ 34,808	$ 7,080	$ 677	$ 25,802	$ (110)	$ 1,359